Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 4) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 55,206	$ 49,171
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	35,295	32,094
Labor Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	9,627	8,272
Civil Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	8,783	7,548
Civil Related Environmental Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	$ 1,501	$ 1,257